UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number: 3235-0456
FORM 24f-2
Expires: December 31, 2014
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.Name and address of issuer:
AllianceBernstein Discovery Growth Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105
2.The name of each series of class of securities
for which this Form is filed (If the Form is being
filed for all series and classes of the issuer,
check the box but do not list series or
classes): X
Fund name:
3.Investment Company Act File Number: 811-00204
Securities Act File Number : 002-10768
4(a).Last Day of Fiscal Year for which this Form is
filed: July 31, 2013
4(b). Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end
of the issuer's fiscal year).
4(c). Check box if this is the last time the
issuer will be filing this Form.
5. Calculation of registration fee:
(i) Aggregate sale price of securities sold
during the fiscal year pursuant to
section 24 (f):
$416,953,079
(ii) Aggregate sale price of securities
redeemed or repurchased during the
fiscal year:
$217,024,855
(iii) Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than
October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:
$1,255,354,149
(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$1,472,379,004
(v)Net Sales:
$-
(vi) Redemption credits available for
use in future years:
$(1,055,425,925)
(vii) Multiplier for determining
registration fee:
x	0.0001288
(viii) Registration Fee Due:
=	$0.00
6. Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities (number of
shares or other units) deducted
here:
-
If there is a number of shares or
other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal
year for which this form is
filed that are available for
use by the issuer in future
fiscal years, then state
that number here:
-
7. Interest due -- if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year:
+ $-
8. Total amount of the registration
fee due plus any interest due
[line 5(viii) plus line 7]:
$-
9. Date the registration fee and
any interest payment was sent to the
Commission's lockbox depository:
N/A
Method of Delivery:
x	Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Stephen M. Woetzel, Controller
Date: October 17, 2013
*  Please print or type the name and
title of the signing officer below
the signature.